Document and Entity Information	Apr. 30, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2023
Entity File Number	001-39817
Entity Registrant Name	Boxed, Inc.
Entity Central Index Key	0001828672
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3316188
Entity Address, Address Line One	61 Broadway
Entity Address, Address Line Two	Floor 30
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	646
Local Phone Number	586-5599
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	BOXDQ
Warrants to purchase common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	BOXDWQ